CONSOLIDATED STATEMENTS OF STOCKHOLDERS' EQUITY - USD ($)	Preferred Stock [Member] Series B [Member]	Preferred Stock [Member] Series C [Member]	Preferred Stock [Member] Series D [Member]	Preferred Stock [Member] Series E [Member]	Common Stock [Member]	Common Stock [Member] Series C [Member]	Common Stock [Member] Series D [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Series B [Member]	Additional Paid-in Capital [Member] Series C [Member]	Additional Paid-in Capital [Member] Series D [Member]	Additional Paid-in Capital [Member] Series E [Member]	Retained Earnings/(Accumulated Deficit) [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series B [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series C [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series D [Member]	Retained Earnings/(Accumulated Deficit) [Member] Series E [Member]	Total	Series B [Member]	Series C [Member]	Series D [Member]	Series E [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income																		$ (1,862,852)
Net (loss) income																		(3,795,959)
Net (loss) income																		750,983
Balance at Apr. 14, 2021	$ 0	$ 0	$ 0	$ 0	$ 0			$ 0					$ 0					0
Balance (in shares) at Apr. 14, 2021	0	0	0	0	25
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	$ 0	$ 0	$ 0			0					134,000					134,000
Cancellation of common stock (Note 7(a))					$ 0			0					0					0
Cancellation of common stock (Note 7(a)) (in shares)					(25)
Issuance of stock	$ 5,000	$ 0			$ 0			40,509,000	$ 0	$ 7,570,000			0	$ 0	$ 0			40,509,000	$ 5,000	$ 7,570,000
Issuance of stock (in shares)	500,000	10,000			44,101
Dividends declared (Note 7(c))		$ 0								0					(69,000)					(69,000)
Balance at Dec. 31, 2021	$ 5,000	$ 0	$ 0	$ 0	$ 0			48,079,000					65,000					48,149,000
Balance (in shares) at Dec. 31, 2021	500,000	10,000	0	0	44,101
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	$ 0	$ 0	$ 0			0					(326,000)					(326,000)
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 7(a))					$ 1,000			10,694,000					0					10,695,000
Issuance of 15,571,429 units (comprising from common stock or prefunded warrants and warrants) and 628,751 warrants at primary offering, net of issuance costs (Note 7(a)) (in shares)					65,357
Issuance of 6,407 shares of common stock upon exercise of underwriters' over-allotment option and exercise of 2,430,000 Class A warrants (Note 7(a))					$ 0			898,000					0					898,000
Issuance of 6,407 shares of common stock upon exercise of underwriters' over-allotment option and exercise of 2,430,000 Class A warrants (Note 7(a)) (in shares)					6,407
Issuance of stock			$ 0								$ 17,600,000					$ 0					$ 17,600,000
Issuance of stock (in shares)			25,000		6,407
Issuance of common stock following exercise of warrants					$ 0			3,143,000					0					3,143,000
Issuance of common stock following exercise of warrants (in shares)					33,280
Compensation cost under the Equity Incentive Plan (Note 7(c))		$ 0				$ 0				568,000					0					568,000
Compensation cost under the Equity Incentive Plan (Note 7(c)) (in shares)		0
Preferred Stock redemption and issuance of common stock			$ 0				$ 4,000				130,000					(134,000)					0
Preferred Stock redemption and issuance of common stock (in shares)							360,055
Preferred Stock redemption and issuance of common stock (in shares)			(15,828)
Dividends declared ($10 per share of common stock and Class A warrant) (Note 7(b))					$ 0			(1,767,000)					(448,000)					(2,215,000)
Dividends declared and paid ($2 per share of common stock and Class A warrant) (Note 7(b))					0			0					(886,000)					(886,000)
Dividends declared (Note 7(c))		$ 0	$ 0								0				(475,000)	(117,000)				(950,000)	(117,000)
Dividends declared (Note 7(c))										(475,000)
Balance at Dec. 31, 2022	$ 5,000	$ 0	$ 0	$ 0	$ 5,000			78,870,000					(2,321,000)					76,559,000
Balance (in shares) at Dec. 31, 2022	500,000	10,000	9,172	0	509,200
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss) income	$ 0	$ 0	$ 0	$ 0	$ 0			0					(1,977,000)					(1,977,000)
Issuance of stock			$ 0	$ 0							10,000,000	$ 35,000				0	$ 0				10,000,000	$ 35,000
Issuance of stock (in shares)			13,157	1,200	615,000
Issuance of common stock following exercise of warrants					$ 1,000			26,000					0					27,000
Issuance of common stock following exercise of warrants (in shares)					135,000
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering") (Note 7(a))					$ 6,000			6,693,000					0					6,699,000
Issuance of 15,000,000 units (comprising from 615,000 shares of common stock, 2,700,000 prefunded warrants and 15,000,000 Class B warrants) at primary offering, net of issuance costs (the "February 2023 Registered Direct Offering") (Note 7(a)) (in shares)					615,000
Retirement of fractional common shares in June reverse stock split (Note 7(a))					$ 0			0					0					0
Retirement of fractional common shares in June reverse stock split (Note 7(a)) (in shares)					(65)
Compensation cost under the Equity Incentive Plan (Note 7(c))		$ 0				0				1,893,000					0					1,893,000
Compensation cost under the Equity Incentive Plan (Note 7(c)) (in shares)		5,314
Preferred Stock redemption and issuance of common stock		$ 0	$ 0		$ 20,000	$ 36,000		134,000		2,513,000			(154,000)		(2,549,000)			0		0
Preferred Stock redemption and issuance of common stock (in shares)						3,649,474	1,977,491
Preferred Stock redemption and issuance of common stock (in shares)		(9,793)	(8,591)
Alternative cashless exercise of private placement warrants (Note 7(b))					$ 6,000			1,276,000					0					1,282,000
Alternative cashless exercise of private placement warrants (Note 7(b)) (in shares)					562,501
Dividends declared (Note 7(c))		$ 0	$ 0												$ (306,000)	$ (713,000)				$ (991,000)	$ (968,000)
Dividends declared (Note 7(c))										$ (685,000)	$ (255,000)
Balance at Dec. 31, 2023	$ 5,000	$ 0	$ 0	$ 0	$ 74,000			$ 100,500,000					$ (8,020,000)					$ 92,559,000
Balance (in shares) at Dec. 31, 2023	500,000	5,521	13,738	1,200	7,448,601